Post-employment benefits for employees (Tables)	12 Months Ended
Dec. 31, 2025
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2025	2024	2025	2024

Benefit obligation at January 1	17 775	19 037	392	440

Current service cost	292	259	8	9

Interest cost	365	398	22	23

Past service costs and settlements	63	-85	-23	12

Administrative expenses	26	24

Remeasurement (gains)/losses arising from changes in financial assumptions [1]	-587	431	7	-10

Remeasurement (gains)/losses arising from changes in demographic assumptions		-98	-7

Experience-related remeasurement losses/(gains)	273	76	-41	-43

Currency translation effects	1 988	-1 065	7	-13

Benefit payments	-1 428	-1 373	-31	-26

Contributions of employees	177	176

Effect of acquisitions, divestments or transfers	28	-5

Benefit obligation at December 31	18 972	17 775	334	392

Fair value of plan assets at January 1	18 868	19 934	81	71

Interest income	333	369	4	3

Return on plan assets excluding interest income	960	682	12	7

Currency translation effects	2 297	-1 187

Novartis contributions	418	381	31	26

Contributions of employees	177	176

Settlements		-110

Benefit payments	-1 428	-1 373	-31	-26

Effect of acquisitions, divestments or transfers	-3	-4

Fair value of plan assets at December 31	21 622	18 868	97	81

Funded status	2 650	1 093	-237	-311

Limitation on recognition of fund surplus at January 1	-60	-2 167

Change in limitation on recognition of fund surplus [2]	2	2 034

Currency translation effects		100

Interest income on limitation of fund surplus	-2	-27

Limitation on recognition of fund surplus at December 31	-60	-60

Net asset/(liability) in the balance sheet at December 31	2 590	1 033	-237	-311

[1] The remeasurement (gains)/losses arising from changes in the financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[2] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

Reconciliation of the asset/net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2025	2024	2025	2024

Net asset/(liability) at January 1	1 033	-1 270	-311	-369

Current service cost	-292	-259	-8	-9

Net interest expense	-34	-56	-18	-20

Administrative expenses	-26	-24

Past service costs and settlements	-63	-25	23	-12

Remeasurements	1 274	273	53	60

Currency translation effects	309	-22	-7	13

Novartis contributions	418	381	31	26

Effect of acquisitions, divestments or transfers	-31	1

Change in limitation on recognition of fund surplus [1]	2	2 034

Net asset/(liability) at December 31	2 590	1 033	-237	-311

Amounts recognized in the consolidated balance sheet

Prepaid post-employment benefit plans	4 225	2 604

Accrued liability for defined benefit pension plans	-1 635	-1 571	-237	-311

[1] As at December 2024, the limitation on recognition of fund surplus (the asset ceiling) on pension plans in Switzerland that was recognized in 2023 was no longer required to be applied and therefore was reversed in 2024.

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2025	2024	2023	2025	2024	2023

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	2.1%	1.9%	2.2%	5.2%	5.5%	5.5%

Expected rate of pension increase	0.3%	0.3%	0.3%

Expected rate of salary increase	2.3%	2.6%	3.0%

Interest on savings account	2.0%	2.0%	1.3%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2025 year-end defined benefit pension obligation	Change in 2024 year-end defined benefit pension obligation

25 basis point increase in discount rate	-501	-484

25 basis point decrease in discount rate	528	511

One-year increase in life expectancy	638	611

25 basis point increase in rate of pension increase	344	329

25 basis point decrease in rate of pension increase	-53	-52

25 basis point increase of interest on savings account	45	43

25 basis point decrease of interest on savings account	-44	-41

25 basis point increase in rate of salary increase	40	41

25 basis point decrease in rate of salary increase	-41	-41

The healthcare cost trend rate assumptions used for other post-employment benefits
	2025	2024	2023

Healthcare cost trend rate assumed for next year	6.3%	6.5%	6.3%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2033	2033	2031

The fair value of plan asset allocation of funded defined benefit pension plans
(USD millions)	2025	2024

Equity securities	5 771	5 052

Debt securities	6 885	6 309

Real estate	4 284	3 775

Alternative investments	3 681	3 167

Cash and cash equivalents and other investments	1 001	565

Total	21 622	18 868

Asset allocation, investments in shares of Novartis AG
	December 31, 2025	December 31, 2024

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.3	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Company contributions

2026 (estimated)	394	27

Expected future benefit payments

2026	1 631	28

2027	1 380	29

2028	1 272	30

2029	1 228	30

2030	1 188	30

2031–2035	5 510	142

Defined contribution plans
(USD millions)	2025	2024	2023

Contributions for defined contribution plans continuing operations	556	556	477

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2025				2024

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	13 820	2 408	2 744	18 972	12 843	2 374	2 558	17 775

Thereof unfunded		498	437	935		501	378	879

By type of member

Active	5 823	237	705	6 765	5 447	259	652	6 358

Deferred pensioners		782	767	1 549		743	824	1 567

Pensioners	7 997	1 389	1 272	10 658	7 396	1 372	1 082	9 850

Fair value of plan assets at December 31	17 831	1 784	2 007	21 622	15 225	1 746	1 897	18 868

Funded status	4 011	-624	-737	2 650	2 382	-628	-661	1 093

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2025			2024

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	245	89	334	314	78	392

Thereof unfunded	148	89	237	233	78	311

By type of member

Active	47	11	58	28	10	38

Pensioners	198	78	276	286	68	354

Fair value of plan assets at December 31	97		97	81		81

Funded status	-148	-89	-237	-233	-78	-311